Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (Successor, USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Successor
Original issue discount of senior secured credit facilities	$ 1,500